Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset	$ 259.1		$ 1,436.2
Contract assets, transfer to accounts receivable	308.7		$ 1,127.3
Performance obligation satisfied in previous period	$ 735.8	$ 586.9